UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Municipal Total Return Managed Accounts Portfolio

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 95.2%

	MUNICIPAL BONDS – 95.2%

	National – 0.4%

	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool:
$380	5.000%, 4/30/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1	$378,123
1,000	5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)	11/14 at 100.00	Ba2	1,015,050
1,380	Total National			1,393,173

	Alabama – 0.5%

850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	987,904

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2	536,790
1,350	Total Alabama			1,524,694

	Alaska – 0.5%

	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
635	4.625%, 6/01/23	6/14 at 100.00	Ba1	615,055
1,385	5.000%, 6/01/46	6/14 at 100.00	B2	1,012,158
2,020	Total Alaska			1,627,213

	Arizona – 2.6%

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 18.183%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,217,120

1,010	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2013D, 5.000%, 2/01/28	2/23 at 100.00	BBB+	1,068,610

1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	1,128,710

300	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/27 – AGM Insured	10/19 at 100.00	AA	329,484

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	1,399,046

820	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB–	821,222

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 17.370%, 1/01/38 (IF) (4)	1/18 at 100.00	Aa1	686,400

450	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	437,013

335	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	365,857

55	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	50,603

1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A–	1,122,280
7,665	Total Arizona			8,626,345

Nuveen Investments	1

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 9.6%

$500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A	$553,390

700	Anaheim Public Financing Authority, California, Revenue Bonds, Electric System Distribution Series 1999, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	N/R	717,892

655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	827,075

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.452%, 10/01/16 (IF)	No Opt. Call	Aa1	764,300

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,119,710

300	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB	310,515

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
295	4.750%, 8/01/22	No Opt. Call	BB+	302,062
675	5.000%, 8/01/32	No Opt. Call	BB+	626,096

840	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	854,053

1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2	1,366,404

755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB–	734,842

885	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2012C, 4.250%, 6/01/17	No Opt. Call	BBB–	895,443

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2	659,715

450	California State, General Obligation Bonds, Refunding Various Purpose Series 2012B, 0.940%, 5/01/18	11/17 at 100.00	A1	455,589

695	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	10/14 at 100.00	AA+	710,450

	California State, General Obligation Bonds, Various Purpose Series 2009:
1,000	6.500%, 4/01/33	4/19 at 100.00	A1	1,220,040
645	6.000%, 11/01/39	11/19 at 100.00	A1	771,930

30	California State, General Obligation Veterans Bonds, Refunding Series 2005CB, 5.050%, 12/01/36 (Alternative Minimum Tax)	6/15 at 100.00	AA	30,215

	Carson Redevelopment Agency, California, Tax Allocation Bonds, Merged & Amended Project Area, Series 2014A:
220	5.000%, 10/01/23	No Opt. Call	AA–	259,376
440	5.000%, 10/01/24	No Opt. Call	AA–	518,553

2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A, 0.000%, 1/15/27	No Opt. Call	BBB–	1,229,080

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	8/19 at 100.00	AA	1,174,460

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,835	5.000%, 6/01/45	6/15 at 100.00	A2	1,837,312
130	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	130,164

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)
$30	4.625%, 6/01/45	6/15 at 100.00	A2	$28,666
135	4.625%, 6/01/45 – RAAI Insured	6/15 at 100.00	A2	128,997

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
1,000	4.500%, 6/01/27	6/17 at 100.00	B	877,950
215	5.000%, 6/01/33	6/17 at 100.00	B	172,722

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013:
385	4.500%, 4/15/24	4/23 at 100.00	BBB	396,735
400	4.500%, 4/15/25	4/23 at 100.00	BBB	407,676
870	4.500%, 4/15/27	4/23 at 100.00	BBB	877,012

50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	55,107

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,164,580

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	AA–	568,345

750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	863,985

1,000	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, Series 2012B-1, 0.390%, 7/01/27	11/14 at 100.00	AAA	1,001,710

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	95,981

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	10/14 at 100.00	BB	931,360

1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,124,900

850	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA	919,802

1,925	Santa Clarita Community College District, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	1,824,939

550	Southern California Public Power Authority, Milford Wind Corridor Phase II Project Revenue Bond, Series 2011-1, 5.250%, 7/01/28	No Opt. Call	AA–	645,618

25	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/15 – AGM Insured	No Opt. Call	AA	26,020

50	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006, 4.250%, 9/01/26 – FGIC Insured	9/15 at 100.00	AA–	50,546

500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	565,845

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+	807,188
30,495	Total California			31,604,350

	Colorado – 3.4%

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3364, 18.623%, 10/01/31(IF) (4)	11/23 at 100.00	A+	1,034,400

Nuveen Investments	3

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,845	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/20	No Opt. Call	BBB–	$2,026,899

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB+	523,605

1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3367, 20.134%, 7/01/21 (IF) (4)	No Opt. Call	AA–	1,631,680

1,635	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A–	1,793,857

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/24	No Opt. Call	A+	1,180,220

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	AA–	315,090

524	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	559,506

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	515,755

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,115,800

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	528,095
9,554	Total Colorado			11,224,907

	Connecticut – 0.3%

670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.761%, 7/01/15 (IF)	No Opt. Call	AAA	878,779

	Delaware – 0.5%

1,440	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB	1,463,976

	District of Columbia – 0.5%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	5/14 at 100.00	Baa1	449,951

500	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2012C, 5.000%, 12/01/26	No Opt. Call	AAA	591,060

575	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A, 5.000%, 10/01/30	10/23 at 100.00	A+	626,572
1,525	Total District of Columbia			1,667,583

	Florida – 6.8%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
185	5.000%, 11/15/20	No Opt. Call	BBB	206,392
250	5.000%, 11/15/21	No Opt. Call	BBB	277,355

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB–	1,422,792

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB–	$721,178

	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A:
700	5.000%, 4/01/25 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA	767,613
475	5.000%, 4/01/38 – AGM Insured (Alternative Minimum Tax)	4/23 at 100.00	AA	493,159

1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA	1,130,420

195	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+	208,812

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,238,860

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R	897,859

330	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2006G, 5.125%, 11/15/23	11/16 at 100.00	AA	362,254

3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (Alternative Minimum Tax)	10/23 at 100.00	A	3,389,160

2,000	Hillsborough County, Florida, Solid Waste and Resource Recovery Revenue Bonds, Series 2006A, 5.000%, 9/01/25 – AMBAC Insured (Alternative Minimum Tax)	9/16 at 100.00	AA	2,140,820

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,037,320

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A	1,128,330

3,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006A, 5.000%, 11/01/31 – AMBAC Insured	11/16 at 100.00	A1	3,201,030

500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 – AGC Insured	5/18 at 100.00	AA	551,980

400	Sanibel, Florida, General Obligaiton Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R	402,544

505	South Broward Hospital District, Florida, Hospital Refunding Revenue Bonds, Memorial Health System, Series 2006, 5.000%, 5/01/19 – NPFG Insured	5/16 at 100.00	AA–	544,688

55	The City of Miami, Florida, Special Revenue Refunding Bonds, Series 1987, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	AA–	54,095

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	3,668

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	8,969

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	4,429

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	—

5	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	5,001

10	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	9,792

Nuveen Investments	5

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$35	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (6)	No Opt. Call	N/R	$21,391
20,755	Total Florida			22,229,911

	Georgia – 1.2%

1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Series 2011, 5.250%, 7/01/28	7/21 at 100.00	Aa3	1,309,920

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3	714,025

500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	548,710

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	818,760

530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	572,374
3,585	Total Georgia			3,963,789

	Guam – 2.1%

420	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/21	No Opt. Call	A	477,620

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	A–	1,064,600

	Guam Government, General Obligation Bonds, 2009 Series A:
110	5.750%, 11/15/14	No Opt. Call	BB–	112,608
1,515	6.000%, 11/15/19	No Opt. Call	BB–	1,641,533

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
1,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	1,089,060
1,000	6.000%, 10/01/23 (Alternative Minimum Tax)	8/18 at 100.00	BBB	1,092,970

	Guam Power Authority, Revenue Bonds, Series 2012A:
500	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	585,975
235	5.000%, 10/01/34	10/22 at 100.00	BBB	245,176

450	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A–	501,575
6,230	Total Guam			6,811,117

	Hawaii – 1.6%

600	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27	7/23 at 100.00	BB+	621,090

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	3/17 at 100.00	Baa1	1,513,815

1,000	Hawaii State Department of Transportation – Airports Division, Lease Revenue Certificates of Participation, Series 2013, 5.250%, 8/01/24 (Alternative Minimum Tax)	8/23 at 100.00	A–	1,126,230

1,600	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/30	12/21 at 100.00	AA	1,814,240
4,700	Total Hawaii			5,075,375

	Idaho – 1.1%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	841,785

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Idaho (continued)

$1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	$1,101,510

15	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	15,178

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	Baa1	452,489
1,070	4.600%, 9/01/27	9/22 at 100.00	Baa1	1,097,884
3,265	Total Idaho			3,508,846

	Illinois – 6.8%

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,075,880

1,500	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2013, 5.500%, 11/01/42	5/23 at 100.00	BBB	1,561,005

750	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	762,113

2,395	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Limited Tax Ptoject & Refunding Series 2012B, 5.000%, 12/15/32	6/22 at 100.00	AA	2,595,054

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	505,165

995	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,121,723

360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122, 16.892%, 9/01/32 (IF) (4)	9/22 at 100.00	BBB	392,188

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	828,495

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa2	680,479

960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,070,294

1,205	Illinois Finance Authority, Revenue Bonds, Riverside Health System, Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A+	1,290,543

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	768,992

25	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	7/14 at 100.00	BBB–	25,063

420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 4304, 18.105%, 1/01/21 (IF) (4)	No Opt. Call	AA–	514,916

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
400	4.000%, 10/01/19	No Opt. Call	Baa1	420,772
170	4.000%, 10/01/22	No Opt. Call	Baa1	175,146

1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	1,174,730

Nuveen Investments	7

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$210	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	$244,973

3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	4,016,670

750	Southwestern Illinois Development Authority, Local Goverment Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	2/19 at 100.00	AA	870,525

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
825	5.500%, 1/01/38	1/23 at 100.00	AA–	880,267
1,500	4.250%, 1/01/38	1/23 at 100.00	AA–	1,442,475
20,165	Total Illinois			22,417,468

	Indiana – 2.3%

750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	810,788

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,075,580

770	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	791,221

1,500	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	BBB+	1,653,390

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB–	528,565

460	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	498,185

770	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18 – NPFG Insured	7/14 at 100.00	Baa1	772,895

1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32	7/23 at 100.00	A+	1,117,480

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	AA+	283,588
7,025	Total Indiana			7,531,692

	Iowa – 0.9%

	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,077,070
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,070,970

745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA	822,607
2,745	Total Iowa			2,970,647

	Kansas – 0.6%

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,342,647

500	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2013C, 4.250%, 5/01/14	No Opt. Call	N/R	500,010
1,740	Total Kansas			1,842,657

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky – 0.7%

$590	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	$655,319

1,570	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,756,124
2,160	Total Kentucky			2,411,443

	Louisiana – 2.6%

1,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 3.625%, 10/01/29 – AGM Insured	10/22 at 100.00	AA	977,890

	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, South Louisiana Facilities Corporation Project, Refunding Series 2012:
1,070	3.000%, 10/01/24	10/22 at 100.00	AA–	1,044,181
1,085	3.125%, 10/01/25	10/22 at 100.00	AA–	1,053,275

970	Lafourche Parish, Louisiana, Road Revenue Bonds, Series 2005, 4.500%, 1/01/25 (Pre-refunded 1/01/15) – RAAI Insured	1/15 at 100.00	N/R (5)	997,587

835	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 5.000%, 7/01/16 – CIFG Insured	No Opt. Call	N/R	897,600

50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31	5/21 at 100.00	Baa1	56,602

1,315	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/16 – FGIC Insured	7/14 at 100.00	BBB	1,318,827

2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.500%, 5/15/30	5/20 at 100.00	A–	2,167,160
8,325	Total Louisiana			8,513,122

	Maine – 0.5%

745	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%, 11/15/24 – AGM Insured (Alternative Minimum Tax)	11/21 at 100.00	AA+	774,636

1,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-2, 3.600%, 11/15/26	11/21 at 100.00	AA+	1,014,950
1,745	Total Maine			1,789,586

	Maryland – 1.4%

845	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project, Refunding Series 2012, 4.000%, 9/01/21	No Opt. Call	A2	927,954

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
375	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	396,668
140	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	135,050

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	552,170

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,087,950
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,079,540

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.000%, 1/01/19	1/18 at 100.00	BBB	542,450
4,360	Total Maryland			4,721,782

Nuveen Investments	9

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts – 2.2%

$1,325	Cambridge, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013, 3.000%, 2/15/18	No Opt. Call	AAA	$1,428,999

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,088,560

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	874,733

1,085	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2012J, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,215,710

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	843

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.496%, 12/15/34 (IF) (4)	12/19 at 100.00	AAA	752,451

1,675	Massachusetts State, General Obligation Bonds, Refunding Series 2012A, 0.520%, 2/01/16	8/15 at 100.00	AA+	1,675,034
6,670	Total Massachusetts			7,036,330

	Michigan – 1.2%

1,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A, 4.875%, 8/15/27	8/17 at 100.00	N/R	1,002,340

500	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	B	503,970

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	Baa1	790,118

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	287,073

1,330	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/31 (WI/DD, Settling 5/13/14)	3/24 at 100.00	A1	1,426,824
3,880	Total Michigan			4,010,325

	Minnesota – 0.6%

835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 100.00	BBB–	837,672

1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,114,823
2,000	Total Minnesota			1,952,495

	Mississippi – 1.7%

750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	801,623

1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA–	1,426,072

3,000	Mississippi Development Bank, Special Obligation Bonds, Jackson Public School District General Obligation Project, Series 2008, 5.375%, 4/01/24 – AGM Insured	No Opt. Call	A2	3,397,980
4,940	Total Mississippi			5,625,675

	Missouri – 1.9%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A	1,062,870

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$2,000	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.250%, 9/01/25 (Alternative Minimum Tax)	9/21 at 100.00	A+	$2,235,360

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29 (Pre-refunded 11/01/14)	11/14 at 100.00	A– (5)	1,028,090

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	206,875

1,500	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	1,657,260
5,787	Total Missouri			6,190,455

	Nebraska – 0.2%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2	534,180

	Nevada – 0.0%

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R	103,702

	New Hampshire – 0.2%

580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	No Opt. Call	BBB+	629,944

	New Jersey – 2.4%

1,280	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/16	No Opt. Call	BBB+	1,391,130

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/26	No Opt. Call	A1	1,136,760

500	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/22	No Opt. Call	A+	591,515

310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.340%, 1/01/43 (IF) (4)	7/22 at 100.00	A+	393,216

2,800	Paterson, New Jersey, General Obligation Bonds, General Improvement Series 2013, 5.000%, 1/15/26	1/23 at 100.00	AA	3,126,480

1,780	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, First Subordinate Capital Appreciation Series 2007-1B, 0.000%, 6/01/41	6/17 at 26.26	A–	430,048

1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	B2	886,095
8,795	Total New Jersey			7,955,244

	New Mexico – 0.2%

495	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	524,096

	New York – 3.9%

1,020	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 4.000%, 5/01/22	No Opt. Call	BB+	1,032,974

750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	833,520

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	2/17 at 100.00	BBB–	680,272

Nuveen Investments	11

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	$298,745

470	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Winthrop-University Hospital Association, Series 2012, 5.000%, 7/01/19	No Opt. Call	Baa1	533,464

670	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2014, 2.250%, 1/15/15	No Opt. Call	N/R	673,832

35	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	33,942

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.985%, 10/01/16 (IF)	No Opt. Call	AA+	653,280

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	647,980

	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa3	620,192
635	5.000%, 6/15/25	6/22 at 100.00	Baa3	644,919

915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa3	929,292

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA–	1,422,950

1,000	Rockland County, New York, General Obligation Bonds, Refunding Series 2013, 5.000%, 3/01/17	No Opt. Call	BBB–	1,081,020

	Saratoga County Capital Resource Corporation, New York, Revenue Bonds, Skidmore College, Refunding Series 2014B:
300	5.000%, 7/01/30 (WI/DD, Settling 6/03/14)	7/24 at 100.00	A1	338,349
300	5.000%, 7/01/31 (WI/DD, Settling 6/03/14)	7/24 at 100.00	A1	336,165

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	474,228

1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,042,860

450	Westchester County Local Development Corporation, New York, Revenue Refunding Bonds, Kendal on Hudson Project, Series 2013, 3.000%, 1/01/18	No Opt. Call	BBB	462,618
11,775	Total New York			12,740,602

	North Carolina – 3.9%

665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.601%, 7/01/38 (IF) (4)	7/20 at 100.00	AAA	845,714

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/34 (UB) (4)	1/19 at 100.00	A–	2,225,000

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–	2,154,940

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25	7/22 at 100.00	A–	1,140,420
1,500	5.000%, 1/01/26	7/22 at 100.00	A–	1,694,415

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	433,755

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	562,395

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 22.340%, 6/01/18 (IF)	No Opt. Call	AA	$444,958

2,000	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/34	11/16 at 100.00	AA–	2,040,980

1,000	University of North Carolina at Chapel Hill, General Revenue Bonds, Index Tender Series 2012B, 0.864%, 12/01/41	6/17 at 100.00	Aaa	1,011,250

75	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15	7/14 at 100.00	N/R	75,176
11,430	Total North Carolina			12,629,003

	North Dakota – 1.0%

1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,638,675

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
1,150	5.250%, 7/01/16	No Opt. Call	BBB–	1,213,342
340	5.125%, 7/01/29	7/16 at 100.00	BBB–	345,236
2,990	Total North Dakota			3,197,253

	Ohio – 1.1%

550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	536,267

500	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2014A, 5.000%, 6/01/25	6/23 at 100.00	AA+	570,360

500	Summit County Port Authority, Ohio, Development Revenue Bonds, County NonTax Revenues, Series 2012, 5.000%, 12/01/31	12/22 at 100.00	Aa2	542,635

1,810	University of Akron, Ohio, General Receipts Bonds, Series 2010A, 5.000%, 1/01/24 – AGM Insured	No Opt. Call	AA	2,022,874
3,360	Total Ohio			3,672,136

	Oklahoma – 0.5%

500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A, 5.875%, 1/01/28	1/18 at 100.00	A	571,160

1,000	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2011B, 5.000%, 1/01/26	1/21 at 100.00	AA–	1,151,010
1,500	Total Oklahoma			1,722,170

	Oregon – 1.5%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,105,140

750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	BBB+	838,478

	Lafayette, Yamhill County, Oregon, General Obligation Bonds, Full Faith Credit Refunding Series 2012:
345	3.000%, 12/01/16 – AGM Insured	No Opt. Call	Baa1	358,924
365	3.000%, 12/01/18 – AGM Insured	No Opt. Call	Baa1	378,067
390	3.250%, 12/01/20 – AGM Insured	No Opt. Call	Baa1	401,088

	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A:
410	4.000%, 1/01/24	1/15 at 103.00	N/R	420,184
300	4.350%, 1/01/28	1/15 at 103.00	N/R	301,347

Nuveen Investments	13

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)
$300	4.600%, 1/01/33	1/15 at 103.00	N/R	$288,522

725	Oregon State Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A, 5.000%, 11/15/29	5/24 at 100.00	A+	806,012
4,585	Total Oregon			4,897,762

	Pennsylvania – 3.7%

1,130	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 – AMBAC Insured	No Opt. Call	AAA	1,313,376

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013:
505	4.000%, 7/01/22	No Opt. Call	BBB–	509,378
250	4.000%, 7/01/23	No Opt. Call	BBB–	249,465

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
355	5.000%, 6/01/22	No Opt. Call	Baa3	385,356
325	5.000%, 6/01/23	No Opt. Call	Baa3	350,919

1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond 4284, 17.988%, 7/01/42 (IF) (4)	1/22 at 100.00	AA–	1,396,158

825	Lycoming County Authority, Pennsylvania, Revenue Bonds, AICUP FInancing Program-Lycoming College, Series 2013M-M1, 5.250%, 11/01/43	11/23 at 100.00	A	883,286

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,414,038

1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	1,072,020

250	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	259,170

1,600	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23	6/20 at 100.00	BB–	1,641,968

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	1,069,900

500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 5.000%, 7/01/17	No Opt. Call	BB+	520,615

870	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	4/19 at 100.00	A+	995,063
11,000	Total Pennsylvania			12,060,712

	Rhode Island – 0.2%

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
460	6.000%, 6/01/23	7/14 at 100.00	A2	460,074
150	6.125%, 6/01/32	7/14 at 100.00	BBB+	149,999
610	Total Rhode Island			610,073

	South Carolina – 0.9%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa3 (5)	539,805

1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,170,530

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	$552,180

	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
320	5.750%, 11/01/23	No Opt. Call	N/R	320,464
180	7.000%, 11/01/33	11/24 at 100.00	N/R	185,530

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	273,798
2,750	Total South Carolina			3,042,307

	South Dakota – 0.3%

1,000	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/26	6/23 at 100.00	A–	1,078,500

	Tennessee – 0.3%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,075,580

	Texas – 7.8%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	826,260

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa1	1,524,040

965	Clifton Higher Education Finance Corporation, Texcas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21	No Opt. Call	BBB	1,054,041

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012:
300	2.250%, 8/15/15	No Opt. Call	BBB	303,753
300	2.350%, 8/15/16	No Opt. Call	BBB	305,382

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	720,819

315	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB–	302,419

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,066,660

2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,147,260

1,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	1,063,920

1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38	8/18 at 100.00	Aaa	1,751,220

	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	219,330
195	5.000%, 8/01/36	2/18 at 100.00	N/R	202,307
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,583,311

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
600	0.000%, 11/15/18 – NPFG Insured	No Opt. Call	AA–	491,184
25	5.250%, 11/15/21 – NPFG Insured	7/14 at 100.00	AA–	25,067

Nuveen Investments	15

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,630	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	$1,776,341

	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
240	4.000%, 8/15/24	8/19 at 100.00	BBB+	244,858
490	4.000%, 8/15/25	8/19 at 100.00	BBB+	494,822
500	4.125%, 8/15/26	8/19 at 100.00	BBB+	503,620

400	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	415,816

1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB–	1,034,100

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	408,589

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA	1,092,710

825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	951,489

600	San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien Series 2014A, 5.000%, 5/15/29	11/23 at 100.00	AA	693,804

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	2,217,480

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,107,980
23,795	Total Texas			25,528,582

	Utah – 1.6%

	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA	544,830
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA	567,902

435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	467,790

1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB–	1,523,511

85	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	85,189

80	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	83,260

900	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2014B, 1.600%, 6/15/18	12/17 at 100.00	A1	907,470

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.701%, 6/15/26 – AGM Insured (IF) (4)	6/18 at 100.00	AAA	1,064,460
4,820	Total Utah			5,244,412

	Virgin Islands – 1.0%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	500,855

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,076,630

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,121,380

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virgin Islands (continued)

$500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	$535,885
3,000	Total Virgin Islands			3,234,750

	Virginia – 2.1%

	Fredericksburg Economic Development Authority, Virginia, Mary Washington Healthcare Obligated Group, Reveue and Refunding Bonds, Series 2014:
600	5.000%, 6/15/31 (WI/DD, Settling 5/28/14)	6/24 at 100.00	Baa1	634,458
1,400	5.000%, 6/15/33 (WI/DD, Settling 5/28/14)	6/24 at 100.00	Baa1	1,464,106

1,900	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,098,474

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,062,320

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	41,816
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,467,816
6,155	Total Virginia			6,768,990

	Washington – 3.9%

980	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Series 2007A, 5.000%, 11/01/34 – AGM Insured	No Opt. Call	AAA	1,081,126

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	1,966,339

1,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2012-D, 5.000%, 7/01/35	7/22 at 100.00	Aa1	1,112,870

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	95,706

1,900	King County, Washington, Sewer Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/31	No Opt. Call	AA+	2,118,956

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.606%, 7/01/32 – AGM Insured (IF) (4)	7/17 at 100.00	AA+	745,962

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
925	5.000%, 12/01/22	No Opt. Call	Baa2	990,009
770	5.000%, 12/01/23	No Opt. Call	Baa2	822,137

75	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	81,841

750	University of Washington, General Revenue Bonds, Tender Option Bond Trust 3005, 17.935%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	1,059,105

1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	1,044,620

1,550	Washington State Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Series 2008D, 6.375%, 10/01/36	10/18 at 100.00	A+	1,786,980

25	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2001, 5.000%, 12/01/19 – AMBAC Insured	7/14 at 100.00	BBB–	25,028
11,375	Total Washington			12,930,679

Nuveen Investments	17

Municipal Total Return Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia – 0.4%

$1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	$1,270,474

	Wisconsin – 2.5%

385	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	N/R	404,558

485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 4287, 17.337%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	605,760

1,000	Wisconsin Health and Edcuational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014, 5.125%, 5/01/29 (WI/DD, Settling 5/01/14)	5/24 at 100.00	N/R	998,180

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184, 18.153%, 11/15/17 (IF)	No Opt. Call	AA+	697,660

1,665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	1,777,360

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B, 18.901%, 8/15/37 (IF) (4)	2/20 at 100.00	AA–	558,060

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	A–	789,898

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series 2010A, 5.250%, 6/01/34	6/20 at 100.00	AA–	1,072,200

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,215,090
90	6.000%, 5/01/33	5/19 at 100.00	AA–	107,525
7,315	Total Wisconsin			8,226,291

	Wyoming – 1.1%

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,101,820

2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,256,520

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	281,605
3,250	Total Wyoming			3,639,945
$289,506	Total Long-Term Investments (cost $300,923,103)			311,931,122
	Floating Rate Obligations – (0.8)%			(2,560,000)
	Other Assets Less Liabilities – 5.6%			18,404,030
	Net Assets – 100%			$327,775,152

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

18	Nuveen Investments

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$311,931,122	$—	$311,931,122

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments was $298,252,415.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$13,683,823
Depreciation	(2,565,122)
Net unrealized appreciation (depreciation) of investments	$11,118,701

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

WI/DD	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	19

Enhanced Multi-Strategy Income Managed Accounts Portfolio

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.9%

	CORPORATE BONDS – 59.6%

	Aerospace & Defense – 0.2%

$10	Raytheon Company	4.400%	2/15/20	A–	$10,858

	Auto Components – 0.3%

15	TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	15,300

	Automobiles – 0.2%

10	General Motors Financial Company Inc.	4.250%	5/15/23	BB+	9,813

	Banks – 13.7%

25	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	26,094

10	Bank of America Corporation	6.500%	8/01/16	A	11,156

155	Bank of America Corporation	4.000%	4/01/24	A	155,781

50	Citigroup Inc.	6.125%	11/21/17	A	57,146

100	Citigroup Inc.	4.500%	1/14/22	A	106,913

105	General Electric Capital Corporation	5.300%	2/11/21	AA	118,808

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	33,516

40	HSBC Holdings PLC	6.800%	6/01/38	A+	49,877

75	JP Morgan Chase & Company	6.000%	1/15/18	A+	85,974

45	JP Morgan Chase & Company	3.200%	1/25/23	A+	43,899

60	JP Morgan Chase & Company	3.375%	5/01/23	A	57,421

10	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	10,595

5	Wells Fargo & Company	3.450%	2/13/23	A+	4,889
705	Total Banks				762,069

	Beverages – 0.8%

30	Anheuser Busch InBev	8.200%	1/15/39	A	46,075

	Capital Markets – 6.7%

15	E Trade Financial Corporation	6.375%	11/15/19	B2	16,294

215	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	248,546

50	Morgan Stanley	6.625%	4/01/18	A	58,336

45	Morgan Stanley	5.625%	9/23/19	A	51,309
325	Total Capital Markets				374,485

	Chemicals – 2.0%

20	CF Industries Inc.	6.875%	5/01/18	Baa2	23,526

40	Dow Chemical Company	4.250%	11/15/20	BBB	42,771

25	Eastman Chemical Company	3.600%	8/15/22	BBB	25,195

15	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	16,050

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$5	Praxair, Inc.	4.500%	8/15/19	A	$5,546
105	Total Chemicals				113,088

	Consumer Finance – 1.1%

30	Discover Financial Services	5.200%	4/27/22	BBB+	32,614

25	Ford Motor Credit Company	4.250%	9/20/22	BBB–	26,206
55	Total Consumer Finance				58,820

	Containers & Packaging – 0.3%

15	Rock-Tenn Company	4.900%	3/01/22	BBB–	16,204

	Diversified Financial Services – 0.8%

40	Rabobank Nederland	3.875%	2/08/22	Aa2	41,847

	Diversified Telecommunication Services – 3.7%

50	AT&T, Inc.	5.550%	8/15/41	A	53,362

10	CyrusOne LP Finance	6.375%	11/15/22	B+	10,625

15	France Telecom	5.375%	7/08/19	BBB+	16,994

50	Qwest Corporation	6.750%	12/01/21	BBB–	56,711

10	Verizon Communications	5.150%	9/15/23	A–	11,023

45	Verizon Communications	6.250%	4/01/37	A–	53,162

5	Verizon Communications	6.550%	9/15/43	A–	6,167
185	Total Diversified Telecommunication Services				208,044

	Electric Utilities – 0.7%

40	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	40,970

	Energy Equipment & Services – 1.4%

40	Ensco PLC	4.700%	3/15/21	BBB+	43,213

15	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	15,563

15	Weatherford International Limited	7.000%	3/15/38	Baa2	18,474
70	Total Energy Equipment & Services				77,250

	Health Care Providers & Services – 0.5%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A	26,852

	Household Products – 0.7%

40	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB+	41,540

	Insurance – 4.1%

25	AFLAC Insurance	6.450%	8/15/40	A–	31,557

25	Berkshire Hathaway Finance Corporation	5.400%	5/15/18	AA	28,554

15	Genworth Holdings Inc.	4.800%	2/15/24	BBB–	15,903

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	46,451

60	Lincoln National Corporation	4.200%	3/15/22	A–	63,337

15	MetLife Inc.	7.717%	2/15/19	A–	18,748

Nuveen Investments	21

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$20	Prudential Financial Inc.	7.375%	6/15/19	A	$24,725
200	Total Insurance				229,275

	Machinery – 0.2%

10	Terex Corporation	6.000%	5/15/21	BB	10,700

	Media – 3.7%

20	Comcast Corporation	6.400%	5/15/38	A–	24,996

35	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	35,028

40	NBC Universal Media LLC	2.875%	1/15/23	A–	38,966

50	News America Holdings Inc.	6.150%	2/15/41	BBB+	60,275

15	SES SA, 144A	3.600%	4/04/23	BBB	14,628

30	Time Warner Inc.	4.875%	3/15/20	BBB+	33,410
190	Total Media				207,303

	Metals & Mining – 5.0%

25	Alcoa Inc.	5.400%	4/15/21	BBB–	26,408

10	Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	10,623

25	ArcelorMittal	6.750%	2/25/22	BB+	27,688

40	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	38,675

50	Newmont Mining Corporation	6.250%	10/01/39	Baa1	50,438

25	Teck Resources Limited	6.125%	10/01/35	BBB	26,048

25	Teck Resources Limited	6.250%	7/15/41	BBB	26,383

25	United States Steel Corporation	6.050%	6/01/17	BB–	27,063

40	Vale Overseas Limited	6.875%	11/10/39	A–	44,258
265	Total Metals & Mining				277,584

	Multiline Retail – 0.7%

35	Target Corporation	5.375%	5/01/17	A	39,186

	Oil, Gas & Consumable Fuels – 5.5%

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	66,980

10	Atlas Pipeline LP Finance	5.875%	8/01/23	B+	9,875

20	Continental Resources Inc.	5.000%	9/15/22	BBB–	21,150

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	21,864

15	Key Energy Services Inc.	6.750%	3/01/21	BB–	15,825

10	Northern Tier Energy LLC	7.125%	11/15/20	BB–	10,725

25	Plains All American Pipeline L.P	5.750%	1/15/20	BBB	28,926

25	SM Energy Company	6.625%	2/15/19	BB	26,719

25	Southwestern Energy Company	4.100%	3/15/22	BBB–	26,061

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	28,956

10	Targa Resources Inc., 144A	4.250%	11/15/23	BB	9,350

40	Transocean Inc.	3.800%	10/15/22	BBB–	38,382
280	Total Oil, Gas & Consumable Fuels				304,813

22	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Paper & Forest Products – 0.5%

$10		Domtar Corporation	4.400%	4/01/22	BBB–	$10,034

15		Domtar Corporation	6.750%	2/15/44	BBB–	16,993
25		Total Paper & Forest Products				27,027

		Personal Products – 0.7%

25		International Paper Company	8.700%	6/15/38	BBB	36,895

		Pharmaceuticals – 0.2%

10		AbbVie Inc.	2.900%	11/06/22	A	9,743

		Real Estate Investment Trust – 2.9%

30		American Tower Company	5.000%	2/15/24	BBB	31,912

15		ARC Property Operating Partnership LP, Clasrk Acquisition LLC, 144A	4.600%	2/06/24	BBB–	15,233

30		Digital Realty Trust Inc.	3.625%	10/01/22	BBB	28,163

25		HCP Inc.	3.750%	2/01/19	BBB+	26,537

15		Omega Healthcare Investors Inc., 144A	4.950%	4/01/24	BBB–	14,920

15		Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	15,213

25		Prologis Inc.	6.875%	3/15/20	BBB+	29,531
155		Total Real Estate Investment Trust				161,509

		Specialty Retail – 0.7%

5		Best Buy Co., Inc.	5.000%	8/01/18	Baa2	5,175

5		Guitar Center Inc., 144A	6.500%	4/15/19	B–	4,800

25		O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	27,196
35		Total Specialty Retail				37,171

		Tobacco – 0.9%

17		Altria Group Inc.	9.950%	11/10/38	BBB+	27,742

25		Reynolds American Inc.	3.250%	11/01/22	Baa2	23,857
42		Total Tobacco				51,599

		Trading Companies & Distributors – 0.5%

30		Air Lease Corporation	3.875%	4/01/21	BBB–	30,300

		Wireless Telecommunication Services – 0.9%

56		Viacom Inc.	4.375%	3/15/43	BBB+	51,394
$3,023		Total Corporate Bonds (cost $3,122,239)				3,317,714

Principal Amount (000)/ Shares (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 3.6%

		Banks – 2.5%

20	EUR	Barclays Bank PLC	4.750%	N/A (3)	BBB–	$25,821

10		Fifth Third Bancorp.	5.100%	N/A (3)	BBB–	9,250

Nuveen Investments	23

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Principal Amount (000)/ Shares (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

55	Wachovia Capital Trust III	5.570%	N/A (3)	BBB+	$52,938

50	Wells Fargo Capital Trust X	5.950%	12/15/36	BBB+	50,125
	Total Banks				138,134

	Insurance – 1.1%

50	Catlin Insurance Company Limited	7.249%	N/A (3)	BBB+	51,500

10	Prudential Financial Inc.	5.200%	3/15/44	BBB+	9,925
	Total Insurance				61,425
	Total $1,000 Par (or similar) Institutional Preferred (cost $188,050)				199,559

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES – 27.1%

$21	Fannie Mae Mortgage Pool 946228	5.997%	9/01/37	Aaa	$22,879

141	Fannie Mae Mortgage Pool 929182	5.000%	3/01/38	Aaa	154,060

55	Fannie Mae Mortgage Pool 984834	5.000%	7/01/38	Aaa	60,482

77	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	75,281

800	Fannie Mae TBA Mortgage Pool, (WI/DD)	2.500%	TBA	Aaa	805,000

200	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	214,719

170	Fannie Mae TBA Mortgage Pool MDR, (WI/DD)	4.000%	TBA	Aaa	178,108
$1,464	Total Mortgage-Backed Securities (cost $1,492,053)				1,510,529

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 1.5%

	Illinois – 1.5%

$75	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$84,460
$75	Total Taxable Municipal Bonds (cost $75,000)				84,460

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Government and Agency Obligations – 0.9%

$25	United States Treasury Notes	0.750%	12/31/17	Aaa	$24,596

25	United States Treasury Notes	1.375%	9/30/18	Aaa	24,863
$50	Total U.S. Government and Agency Obligations (cost $49,861)				49,459

24	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 3.2%

		Mexico – 2.1%

790	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A	$59,871

650	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	56,188
1,440	MXN	Total Mexico				116,059

		Peru – 0.3%

15		Republic of Peru	6.550%	3/14/37	BBB+	18,488

		South Africa – 0.8%

400	ZAR	Republic of South Africa	10.500%	12/21/26	A–	43,981
		Total Sovereign Debt (cost $188,525)				178,528
		Total Long-Term Investments (cost $5,115,728)				5,340,249

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 23.3%

$1,300		Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $1,300,295, collateralized by $1,320,000 U.S. Treasury Notes, 0.875%, dated 1/31/17, value $1,326,600	0.000%	5/01/14		$1,300,295
		Total Short-Term Investments (cost $1,300,295)				1,300,295
		Total Investments (cost $6,416,023) – 119.2%				6,640,544
		Other Assets Less Liabilities – (19.2)% (6)				(1,067,492)
		Net Assets – 100%				$5,573,052

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (6)
Citibank	Euro	72,000	U.S. Dollar	98,673	6/13/14	$(1,206)

Credit Default Swaps outstanding:

Clearing House	Reference Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citigroup	Markit CDX NA HY 21 Index	Sell	3.20%	$1,800,000	5.000%	12/20/18	$144,361	$25,968

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	(2)	6/14	$(248,844)	$(130)
U.S. Long Bond	Short	(4)	6/14	(539,750)	(10,458)
				$(788,594)	$(10,588)

Nuveen Investments	25

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

Portfolio of Investments April 30, 2014 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$3,317,714	$—	$3,317,714
$1,000 Par (or similar) Institutional Preferred	—	199,559	—	199,559
Mortgage-Backed Securities	—	1,510,529	—	1,510,529
Taxable Municipal Bonds	—	84,460	—	84,460
U.S. Government and Agency Obligations	—	49,459	—	49,459
Sovereign Debt	—	178,528	—	178,528
Short-Term Investments:
Repurchase Agreements	—	1,300,295	—	1,300,295
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(1,206)	—	(1,206)
Credit Default Swaps*	—	25,968	—	25,968
Futures Contracts*	(10,588)	—	—	(10,588)
Total	$(10,588)	$6,665,306	$—	$6,654,718
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $6,447,738.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

Gross unrealized:
Appreciation	$249,730
Depreciation	(56,924)
Net unrealized appreciation (depreciation) of investments	$192,806

26	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

N/A	Not applicable.

EUR	Euro

MXN	Mexican Peso

ZAR	South African Rand

Nuveen Investments	27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2014